Notes Payable - Schedule of Stated Maturities of Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Debt Disclosure [Abstract]
2021	$ 2,000
2022	4,000	$ 2,000
2022		4,000
Total notes payable	$ 6,000	$ 6,000	$ 6,000